CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 6.7%
Entertainment - 5.0%
Nintendo Co. Ltd.	247,914	$108,766,984	(a)
Spotify Technology SA	352,231	90,812,197	*

Total Entertainment		199,579,181

Interactive Media & Services - 1.7%
Tencent Holdings Ltd.	1,010,630	69,182,307	(a)

TOTAL COMMUNICATION SERVICES		268,761,488

CONSUMER DISCRETIONARY - 10.4%
Diversified Consumer Services - 0.5%
Arco Platform Ltd., Class A Shares	438,763	19,108,129	*

Household Durables - 0.0%††
Victoria PLC	418,770	1,448,465	*(a)

Internet & Direct Marketing Retail - 3.7%
Alibaba Group Holding Ltd., ADR	330,811	83,040,177	*
Just Eat Takeaway.com NV	597,750	64,629,140	*(a)(b)

Total Internet & Direct Marketing Retail		147,669,317

Specialty Retail - 1.2%
Industria de Diseno Textil SA	1,721,654	45,897,317	(a)

Textiles, Apparel & Luxury Goods - 5.0%
adidas AG	307,147	84,967,884	*(a)
Burberry Group PLC	2,707,522	44,622,994	(a)
LVMH Moet Hennessy Louis Vuitton SE	166,535	72,356,120	(a)

Total Textiles, Apparel & Luxury Goods		201,946,998

TOTAL CONSUMER DISCRETIONARY		416,070,226

CONSUMER STAPLES - 11.3%
Beverages - 2.0%
Diageo PLC, ADR	550,440	81,046,786

Food Products - 3.8%
Nestle SA, ADR	1,267,373	149,359,908

Personal Products - 5.5%
Kao Corp.	809,808	58,741,500	(a)
L’Oreal SA	262,703	87,985,883	(a)
Shiseido Co. Ltd.	1,347,451	74,674,409	(a)

Total Personal Products		221,401,792

TOTAL CONSUMER STAPLES		451,808,486

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2020 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 9.4%
Banks - 2.3%
Erste Group Bank AG	2,138,344	$47,422,879	*(a)
KBC Group NV	786,955	45,103,192	(a)

Total Banks		92,526,071

Capital Markets - 3.7%
London Stock Exchange Group PLC	1,084,317	120,946,026	(a)
XP Inc., Class A Shares	562,457	26,154,250	*

Total Capital Markets		147,100,276

Insurance - 3.4%
AIA Group Ltd.	7,838,882	70,247,626	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	6,510,259	68,675,391	(a)

Total Insurance		138,923,017

TOTAL FINANCIALS		378,549,364

HEALTH CARE - 13.7%
Biotechnology - 2.3%
Hansa Biopharma AB	945,746	27,019,298	*(a)
MorphoSys AG	297,586	37,804,526	*(a)
Zai Lab Ltd., ADR	379,042	28,848,887	*

Total Biotechnology		93,672,711

Health Care Equipment & Supplies - 1.7%
Hoya Corp.	669,581	66,070,413	(a)

Life Sciences Tools & Services - 2.0%
ICON PLC	438,282	81,283,780	*

Pharmaceuticals - 7.7%
Novartis AG, Registered Shares	1,266,740	104,909,970	(a)
Novo Nordisk A/S, ADR	1,107,230	72,335,336
Roche Holding AG	376,740	130,355,220	(a)

Total Pharmaceuticals		307,600,526

TOTAL HEALTH CARE		548,627,430

INDUSTRIALS - 13.1%
Aerospace & Defense - 0.9%
Airbus SE	519,960	38,363,571	*(a)

Commercial Services & Supplies - 2.0%
Rentokil Initial PLC	11,580,236	81,433,571	(a)

Electrical Equipment - 3.6%
Legrand SA	897,505	69,524,802	(a)
Nidec Corp.	933,424	74,696,722	(a)

Total Electrical Equipment		144,221,524

See Notes to Schedule of Investments.

2	ClearBridge International Growth Fund 2020 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Machinery - 1.6%
FANUC Corp.	378,975	$63,682,399	(a)

Professional Services - 3.9%
TechnoPro Holdings Inc.	492,905	25,481,582	(a)
Teleperformance	245,360	71,806,238	(a)
Thomson Reuters Corp.	827,945	57,769,786

Total Professional Services		155,057,606

Trading Companies & Distributors - 1.1%
MonotaRO Co. Ltd.	998,429	42,663,532	(a)

TOTAL INDUSTRIALS		525,422,203

INFORMATION TECHNOLOGY - 26.5%
IT Services - 8.3%
Adyen NV	66,882	111,658,874	*(a)(b)
Amadeus IT Group SA	1,257,141	63,136,197	(a)
Shopify Inc., Class A Shares	93,160	95,395,840	*
StoneCo Ltd., Class A Shares	1,308,415	62,424,479	*

Total IT Services		332,615,390

Semiconductors & Semiconductor Equipment - 6.6%
ASML Holding NV	235,407	83,156,060	(a)
SolarEdge Technologies Inc.	197,650	34,608,515	*
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,001,083	78,975,438
Tokyo Electron Ltd.	242,220	66,172,442	(a)

Total Semiconductors & Semiconductor Equipment		262,912,455

Software - 11.6%
Atlassian Corp. PLC, Class A Shares	257,700	45,522,705	*
Constellation Software Inc.	49,138	58,122,941	(b)
Elastic NV	652,557	62,769,458	*
Lightspeed POS Inc.	805,387	22,752,506	*
SAP SE	788,675	124,760,763	(a)
TeamViewer AG	1,672,906	90,429,815	*(a)(b)
Temenos AG, Registered Shares	423,774	62,974,040	(a)

Total Software		467,332,228

TOTAL INFORMATION TECHNOLOGY		1,062,860,073

MATERIALS - 6.1%
Chemicals - 6.1%
Givaudan SA, Registered Shares	16,197	66,845,551	(a)
Linde PLC	425,121	104,058,645	(a)
Sociedad Quimica y Minera de Chile SA, ADR	1,156,220	35,322,521
Umicore SA	805,978	37,867,727	(a)

TOTAL MATERIALS		244,094,444

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2020 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY			SHARES	VALUE
UTILITIES - 1.5%
Electric Utilities - 1.5%
EDP - Energias de Portugal SA			12,111,110	$61,333,668	(a)

TOTAL COMMON STOCKS (Cost - $3,369,961,919)				3,957,527,382

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%††
EDP - Energias de Portugal SA (Cost - $0)		8/11/20	10,671,110	1,083,537	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,369,961,919)				3,958,610,919

RATE			SHARES
SHORT-TERM INVESTMENTS - 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.039%		40,249,750	40,249,750
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.075%		10,062,438	10,062,438	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $50,312,188)				50,312,188

TOTAL INVESTMENTS - 100.0% (Cost - $3,420,274,107)				4,008,923,107
Liabilities in Excess of Other Assets - (0.0)%††				(272,250)

TOTAL NET ASSETS - 100.0%				$4,008,650,857

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2020, the total market value of investments in Affiliated Companies was $10,062,438 and the cost was $10,062,438 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge International Growth Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$90,812,197	$177,949,291	—	$268,761,488
Consumer Discretionary	102,148,306	313,921,920	—	416,070,226
Consumer Staples	230,406,694	221,401,792	—	451,808,486
Financials	26,154,250	352,395,114	—	378,549,364
Health Care	182,468,003	366,159,427	—	548,627,430
Industrials	57,769,786	467,652,417	—	525,422,203
Information Technology	460,571,882	602,288,191	—	1,062,860,073
Materials	35,322,521	208,771,923	—	244,094,444
Utilities	—	61,333,668	—	61,333,668
Rights	1,083,537	—	—	1,083,537

Total Long-Term Investments	1,186,737,176	2,771,873,743	—	3,958,610,919

Short-Term Investments†	50,312,188	—	—	50,312,188

Total Investments	$1,237,049,364	$2,771,873,743	—	$4,008,923,107

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such company for the period ended July 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$171,500,934	171,500,934	$161,438,496	161,438,496	—	$57,363	—	$10,062,438

7